NOTE 4 INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Deferred tax table
Deferred tax asset related to:	2013	2012
Net operating loss carry forward	$418,778	$413,226
Less: valuation allowance	(418,778)	(413,226)
Net deferred tax asset	$—	$—